REDEEMABLE NON-CONTROLLING INTERESTS (Tables)	12 Months Ended
Dec. 31, 2025
Noncontrolling Interest [Abstract]
SCHEDULE OF REDEEMABLE NON-CONTROLLING INTEREST

The change in the carrying amount of redeemable non-controlling interests for the fiscal year ended March 31, 2024, nine months ended December 31, 2024 and the year ended December 31, 2025 was as follows:

Redeemable non-controlling interests

Beginning balance at April 1, 2023	-
Issuance of redeemable non-controlling interests	147,090
Accretion to redemption value of redeemable non-controlling interests	2,901
Ending balance at March 31, 2024	149,991
Accretion to redemption value of redeemable non-controlling interests	4,986
Ending balance at December 31, 2024	154,977
Issuance of redeemable non-controlling interests	211,047
Accretion to redemption value of redeemable non-controlling interests	14,833
Minus: Subscription receivable from non-controlling interests	(44,800)
Ending balance at December 31, 2025	336,057